Non-current assets	12 Months Ended
Dec. 31, 2018
Non-current assets held for sale
Non-current assets

12.   Non-current assets

The detail of Non-current assets held for sale in the consolidated balance sheets is as follows:

	Million of euros
	2018	2017	2016

Tangible assets	5,424	11,661	5,743
Of which:
Foreclosed assets	5,334	11,566	5,640
Of which: property assets in Spain	4,488	10,533	4,902
Other tangible assets held for sale	90	95	103
Other assets (*)	2	3,619	29
Total (**)	5,426	15,280	5,772

(*)    In 2017 include, mainly, Banco Popular Español, S.A.U. assets under the sale of the real estate business to Blackstone (see Note 3).

(**)  In March 2018, the agreement for the operation of Banco Popular Español, S.A.U. real estate business with Blackstone has materialised (see Note 3).

At December 31, 2018, the allowances recognised for the total non-current assets held for sale represented 49% (2017: 50% without considering the assets of Banco Popular Español, S.A.U. sold on March 2018 and 2016: 51%). The charges recorded in those years amounted to EUR 320 million, EUR 347 million and EUR 241 million, respectively, and the recoveries during these exercises are amounted to EUR 61 million, EUR 41 million and EUR 29 million, respectively.

Without taking into consideration the Blackstone agreement already mentioned in Note 2, during 2018 the Group sold, for EUR 1,578 million, foreclosed assets with a gross carrying amount of EUR 2,190 million, for which provisions totalling EUR 736 million had been recognised. These sales gave rise to gains of EUR 124 million.

In addition, other tangible assets were sold for EUR 117 million, giving rise to a gain of EUR 12 million.